DERIVATIVES	12 Months Ended
Sep. 30, 2011
DERIVATIVES
DERIVATIVES

18.               DERIVATIVES

The Company originates and purchases derivative financial instruments, including interest rate lock commitments, forward contracts to sell mortgage-backed securities and interest rate swaps.  Derivative financial instruments originated by the Company consist of interest rate lock commitments to originate residential loans.  At September 30, 2011, the Company had issued $111.7 million of unexpired interest rate lock commitments to loan customers compared to $115.2 million of unexpired commitments at September 30, 2010.  The Company typically economically hedges interest rate lock commitments by obtaining a corresponding best-efforts lock commitment with an investor to sell the loan at an agreed-upon price.

Interest Rate Swaps - The Company entered into two $14 million notional value interest-rate swap contracts during 2008 totaling $28 million notional value.  These contracts supported a $14 million, variable-rate, commercial loan relationship and were used to allow the commercial loan customer to pay a fixed interest rate to the Company, while the Company, in turn, charged the customer a floating interest rate on the loan.  Under the terms of the swap contract between the Company and the loan customer, the customer pays the Company a fixed interest rate of 6.58%, while the Company pays the customer a variable interest rate of one-month LIBOR plus 2.30%.  Under the terms of a similar but separate swap contract between the Company and a major securities broker, the Company pays the broker a fixed interest rate of 6.58%, while the broker pays the Company a variable interest rate of one-month LIBOR plus 2.30%.  The two contracts have identical terms except for the interest rates and are scheduled to mature on May 15, 2015.  While these two swap derivatives generally work together as an interest-rate hedge, the Company has not designated them for hedge treatment.  Consequently, both derivatives are marked to fair value through either a charge or credit to current earnings.

The fair values of these contracts recorded in the consolidated balance sheets are summarized as follows:

	September 30,
	2011	2010
Fair value recorded in other assets	$1,676,000	$1,860,000
Fair value recorded in other liabilities	1,676,000	1,860,000

The gross gains and losses on these contracts recorded in non-interest expense in the consolidated statements of income and comprehensive income for the years ended September 30, 2011 and 2010 are summarized as follows:

	September 30,
	2011	2010

Gross gains on derivative financial assets	$183,000	$(690,000)
Gross losses on derivative financial liabilities	(183,000)	690,000
Net gain or loss	$—	$—